SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES, SUMMARY PROSPECTUSES AND
       STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

                                   --------

Deutsche California Tax-Free Income Fund
Deutsche Communications Fund
Deutsche Core Plus Income Fund
Deutsche EAFE (Reg. TM) Equity Index Fund
Deutsche Enhanced Commodity Strategy Fund

Deutsche Equity 500 Index Fund
Deutsche Global Infrastructure Fund
Deutsche Global Real Estate Securities Fund
Deutsche Health and Wellness Fund
Deutsche Intermediate Tax/AMT Free Fund
Deutsche Managed Municipal Bond Fund

Deutsche Massachusetts Tax Free Fund
Deutsche New York Tax-Free Income Fund
Deutsche Real Estate Securities Fund
Deutsche Strategic High Yield Tax-Free Fund
Deutsche S&P 500 Index Fund
Deutsche U.S. Bond Index Fund




Class T shares are not available for purchase.








               Please Retain This Supplement for Future Reference




March 31, 2017
PRO_SAISTKR-321

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